Pension Plans (Schedule Of Amounts In Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total in accumulated other comprehensive loss	$ 660	$ 785	$ 560
United States
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, net of tax of $10 and $217, and $10 and $244, respectively	22	24
Total in accumulated other comprehensive loss	22	24
Int’l
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, net of tax of $10 and $217, and $10 and $244, respectively	638	761
Total in accumulated other comprehensive loss	$ 638	$ 761